GEOGRAPHIC INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue from external customers	$ 937,781	$ 1,243,638
Net income (loss)	(521,394)	(128,931)	138,040
Total assets	3,164,476	2,571,264
Canada [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	923,350	1,227,285
Net income (loss)	(313,717)	90,283
Total assets	3,128,054	2,439,206
China [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	14,431	16,353
Net income (loss)	(207,677)	(219,214)
Total assets	$ 48,422	$ 132,058